CECL - Financial instruments measured at amortized cost and credit losses (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2020	Dec. 31, 2019
Overview of financial instruments measured at amortized cost, by balance sheet position [Line Items]
Cash and due from banks, Amortized cost basis	SFr 138,593
Cash and due from banks, Allowance for credit losses	(6)
Cash and due from banks, Net carrying value	138,587
Interest-bearing deposits with banks, Amortized cost basis	1,303
Interest-bearing deposits with banks, Allowance for credit losses	(5)
Interest-bearing deposits with banks, Net carrying value	1,298
Securities purchased under resale agreements and securities borrowing transactions, Amortized cost basis	21,139
Securities purchased under resale agreements and securities borrowing transactions, Allowance for credit losses	(0)
Securities purchased under resale agreements and securities borrowing transactions, Net carrying value	21,139
Loans, Amortized cost basis	282,036
Allowance for credit losses	(1,536)	SFr (1,049)
Loans, Net carrying value	280,500
Brokerage receivables, Amortized cost basis	35,942
Brokerage receivables, Allowance for credit losses	(1)
Brokerage receivables, Net carrying value	35,941
Other assets, Amortized cost basis	15,394
Other assets, Allowance for credit losses	(43)
Other assets, Net carrying value	15,351
Total, Amortized cost basis	494,407
Total, Allowance for credit losses	(1,591)
Total, Net carrying value	492,816
Bank
Overview of financial instruments measured at amortized cost, by balance sheet position [Line Items]
Cash and due from banks, Amortized cost basis	137,683
Cash and due from banks, Allowance for credit losses	(1)
Cash and due from banks, Net carrying value	137,682
Interest-bearing deposits with banks, Amortized cost basis	1,235
Interest-bearing deposits with banks, Allowance for credit losses	(5)
Interest-bearing deposits with banks, Net carrying value	1,230
Securities purchased under resale agreements and securities borrowing transactions, Amortized cost basis	21,139
Securities purchased under resale agreements and securities borrowing transactions, Allowance for credit losses	(0)
Securities purchased under resale agreements and securities borrowing transactions, Net carrying value	21,139
Loans, Amortized cost basis	290,468
Allowance for credit losses	(1,535)	SFr (1,048)
Loans, Net carrying value	288,933
Brokerage receivables, Amortized cost basis	35,944
Brokerage receivables, Allowance for credit losses	(1)
Brokerage receivables, Net carrying value	35,943
Other assets, Amortized cost basis	15,540
Other assets, Allowance for credit losses	(41)
Other assets, Net carrying value	15,499
Total, Amortized cost basis	502,009
Total, Allowance for credit losses	(1,583)
Total, Net carrying value	SFr 500,426